Summary of Significant Accounting Principles	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Summary of Significant Accounting Principles
Summary of Significant Accounting Principles

Note 3—Summary of Significant Accounting Principles

This summary of significant accounting policies of the Company is intended to assist readers in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity.

Basis of Presentation

The accompanying unaudited Interim Condensed Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), the instructions to Form 10-Q and Article 10 of Regulation S-X. In management’s opinion, all of the normal and recurring adjustments necessary to fairly present the interim financial information set forth herein have been included. The results of operations for interim periods are not necessarily indicative of the operating results of a full year or of future years. These interim financial statements follow the same accounting policies and methods of their application as the most recent annual financial statements unless specifically discussed below. These interim financial statements are unaudited and should be read in conjunction with the Company’s audited financial statements and related footnotes for the year ended March 31, 2013 included in the Company’s Annual Report on Form 10-K/A filed with the SEC on Febarury 12, 2014.

We have incurred net losses totaling $198.2 million since inception and at December 31, 2013 we had a working capital deficit of $167.4 million. These consolidated interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business for the foreseeable future and do not give effect to any adjustments which would be necessary should the Company be unable to continue as a going concern.

Use of Estimates

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses incurred during the reporting period. The Company bases its estimates on various assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates under different assumptions or conditions.

Mineral Properties

The Company is primarily engaged in the acquisition, exploration and exploitation of mineral properties with the objective of extracting minerals from these properties. Mineral property exploration costs are expensed as incurred. Costs for acquired mineral property are capitalized and then impaired if the criteria for capitalization are not met. Capitalization of mine development costs that meet the definition of an asset will commence once we have proven and probable reserves in accordance with SEC Industry Guide 7.

Mineral properties, land and water rights are periodically assessed for impairment of value, and any subsequent losses are charged to operations at the time of impairment.  If a property is abandoned or sold, a gain or loss is recognized and included in the consolidated statement of operations.

In the event that a mineral property is acquired through the issuance of the Company’s shares, the mineral property is recorded at the fair value of the respective property or the fair value of common shares and other instruments issued, whichever is more readily determinable. When mineral properties are acquired under option agreements with future acquisition payments to be made at the sole discretion of the Company, those future payments, whether in cash, shares, or other instruments are recorded only when the Company has made or is obliged to make the payment or issue the shares or instruments.

Allocation of Costs

From time to time our capital raise activities will result in the issuance of more than one security, such as shares of our common stock and warrants to purchase our common stock.  In these cases, we will allocate the costs of that capital raise between the various securities issued based on the relative fair value of each security issued.

Recent Accounting Pronouncements

The Company has considered recently issued accounting pronouncements and does not believe that such pronouncements are of significance, or potential significance, to the Company.

Note 2—Summary of Significant Accounting Principles

This summary of significant accounting policies of the Company is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), the instructions to Form 10-K and applicable Articles of Regulation S-X. In the opinion of management, all of the normal and recurring adjustments necessary to fairly present the financial information set forth herein have been included.

Principles of Consolidation

As of March 31, 2013, the Company was the 100% owner of Prospect Global Resources Inc., a Delaware corporation (“old Prospect Global”).  Old Prospect Global is a holding company and the 100% owner of AWP; and, therefore, the Company accordingly provides the consolidated financial statements for the Company, old Prospect Global and AWP.  The purpose of consolidated financial statements is to present the results of operations and the financial position of the Company and its subsidiaries as if the group were a single company. The Company has disclosed in the financial statements the amount of non-controlling interest attributable to The Karlsson Group (prior to the August 1, 2012 acquisition of the remaining 50% non-controlling interest) and has eliminated all intercompany gains and losses. All intercompany accounts and transactions have been eliminated in the consolidation.

Exploration Stage

As of March 31, 2013, the Company was considered an exploration stage enterprise since none of the Company’s mineral properties had proven or probable reserves as determined under the requirements of SEC Industry Guide No. 7. Further analysis, including additional in-fill drilling and a definitive feasibility study, is required before any portion of the resource, if any, can potentially be upgraded to a proven or probable reserve status pursuant to SEC Industry Guide 7.

Use of Estimates

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses incurred during the reporting period. The Company bases its estimates on various assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates under different assumptions or conditions. Significant estimates with regard to the Company’s consolidated financial statements include the fair value of mineral interests contributed by The Karlsson Group; the calculation of certain conversion features of the Company’s secured convertible notes; the embedded derivative liabilities associated with those secured convertible notes and the outstanding warrants issued by the Company (and the associated changes period to period); stock-based compensation; the liability associated with the Grandhaven Option; the fair market value of consideration associated with The Karlsson Group Acquisition and the Karlsson Note Tax Gross-Up (as defined in Note 8—Debt) amount.

Cash and Cash Equivalents

Cash is comprised of cash deposits held at banks.  Cash equivalents are highly liquid investments with original maturities of three months or less.  As of March 31, 2013 and 2012, the Company had no cash equivalents. During the course of our operations, our balance of cash and cash equivalents held in bank accounts may exceed amounts covered by the Federal Deposit Insurance Corporation (FDIC).

Equipment

Equipment is recorded at cost. Depreciation is calculated on the straight-line method over the estimated useful life of the assets. Estimated useful lives of assets currently held range from 2-10 years. The Company’s policy is to review equipment for impairment at least annually.

Mineral Properties

The Company is primarily engaged in the acquisition, exploration and exploitation of mineral properties with the objective of extracting minerals from these properties. Mineral property exploration costs are expensed as incurred. Costs for acquired mineral property are capitalized and then impaired if the criteria for capitalization are not met. Capitalization of mine development costs that meet the definition of an asset will commence once we have proven and probable reserves in accordance with SEC Industry Guide 7.

In the event that a mineral property is acquired through the issuance of the Company’s shares, the mineral property is recorded at the fair value of the respective property or the fair value of common shares and other instruments issued, whichever is more readily determinable. When mineral properties are acquired under option agreements with future acquisition payments to be made at the sole discretion of the Company, those future payments, whether in cash, shares, or other instruments are recorded only when the Company has made or is obliged to make the payment or issue the shares or instruments.

Exploration Expense

Exploration expense includes geological and geophysical work performed on areas that do not yet have identified resources. These costs are expensed as incurred.

Financial Instruments

Prospect’s financial instruments consist of cash and cash equivalents, accounts receivable, notes payable, accounts payable, accrued liabilities, warrants and stock options. We carry cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and notes payable at historical costs; their respective estimated fair values approximate carrying values due to their current nature.

We do not use derivative financial instruments to hedge exposures to cash flow, market or foreign-currency risks. However, we have in the past entered into certain financial instruments and contracts, such as convertible note financing arrangements and the Karlsson Note that contained embedded derivative features. The convertible note financing arrangements were carried as derivative liabilities, at fair value, in our financial statements until their conversion into common stock on November 22, 2011.

Income Taxes

The Company accounts for income taxes using the asset and liability method of accounting for deferred income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases.

A valuation allowance is required to the extent it is more-likely-than-not that a deferred tax asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

The Company also reports taxes based on tax positions that meet a more-likely-than-not standard and that are measured at the amount that is more-likely-than-not to be realized. Differences between financial and tax reporting which do not meet this threshold are required to be recorded as unrecognized tax benefits. The Company classifies penalty and interest expense related to income tax liabilities as an income tax expense. There are no penalties or interest recognized in the statement of operations or accrued on the balance sheet.

Loss per Share

Basic loss per share of common stock is calculated by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the respective period. Diluted loss per common share reflects the potential dilution that would occur if contracts to issue common stock were exercised or converted into common stock. For the 12 months ended March 31, 2013 and 2012 and from August 5, 2010 (Inception) to March 31, 2013, basic loss per common share and diluted loss per common share were the same as any potentially dilutive shares would have been anti-dilutive to the periods. Refer to Note 15—Loss per Share for additional information.

Equity-Based Compensation

The Company recognizes compensation costs for share-based awards based on the estimated fair value of the employee awards on their grant date. The fair value of stock options is estimated using the Black-Scholes option pricing model. Compensation costs are recognized on a straight-line basis over each issuance’s respective vesting period.

From time to time, the Company will issue share-based awards, including options and warrants, to non-employees. The fair value of these awards issued to non-employees (typically consultants) is measured on the earlier of the date the performance is complete or the date the consultant is committed to perform. In the event that the measurement date occurs after an interim reporting date, the awards are measured at their then-current fair value at each interim reporting date, estimated using the Black-Scholes pricing model. The fair value of these awards is expensed on a straight-line basis over the associated performance period.

Warrants

The Company classifies its issued and outstanding warrants as liabilities or equity in its financial statements, depending upon the criteria met and specific circumstances at a given point in time. Refer to Note 13—Equity Based Compensation and Note 14—Shareholders’ Equity for additional information.

Recent Accounting Pronouncements

The Company has considered recently issued accounting pronouncements and does not believe that such pronouncements are of significance, or potential significance, to the Company.